Subsequent Events	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events

The Company has evaluated events subsequent to March 31, 2019 to assess the need for potential recognition or disclosure in this report. Such events were evaluated through the date these financial statements were available to be issued. Based upon this evaluation, it was determined that no subsequent events occurred that require recognition or disclosure in the financial statements.